ORIX Corporation Shareholders' Equity (Changes in Number of Shares Issued) (Detail) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Uncategorized [Abstract]
Beginning balance	1,324,629,128	1,324,629,128	1,324,495,728
Exercise of stock options	0	0	133,400
Cancellation of treasury stock	(38,904,648)	0	0
Ending balance	1,285,724,480	1,324,629,128	1,324,629,128